Benefit Payments Table Provides Expected Benefit Payments Based On Past And Future Services (Detail) (Foreign Pension Plans, Defined Benefit) In Millions, unless otherwise specified	Mar. 31, 2013 Pension Plans, Defined Benefit USD ($)	Mar. 31, 2013 Pension Plans, Defined Benefit INR	Mar. 31, 2013 Other Pension Plans, Defined Benefit USD ($)	Mar. 31, 2013 Other Pension Plans, Defined Benefit INR
Defined Benefit Plan Disclosure [Line Items]
2014	$ 10	569		8
2015	10	569		9
2016	11	574		8
2017	11	574		8
2018	11	574		7
2019-2022	$ 54	2,945	$ 1	34